Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	₽ 81,345	₽ 179,264	₽ 189,879
Property, plant and equipment, ending balance	75,509	81,345	179,264
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,893	2,770	2,826
Property, plant and equipment, ending balance	2,747	2,893	2,770
Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	34,902	37,511	36,784
Property, plant and equipment, ending balance	33,250	34,902	37,511
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	29,767	31,894	33,520
Property, plant and equipment, ending balance	26,360	29,767	31,894
Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,213	2,447	12,349
Property, plant and equipment, ending balance	2,092	2,213	2,447
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	185	279	287
Property, plant and equipment, ending balance	175	185	279
Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	6,233	18,974	19,666
Property, plant and equipment, ending balance	5,826	6,233	18,974
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	5,152	10,848	10,333
Property, plant and equipment, ending balance	5,059	5,152	10,848
Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		74,541	74,114
Property, plant and equipment, ending balance			74,541
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	234,252	340,187	351,950
Transfer to right-of-use assets on initial application of IFRS 16			(16,302)
Additions	5,949	7,263	8,892
Change in rehabilitation provision	(898)	200	1,163
Transfer to own property, plant and equipment	100	62	847
Discontinued operations (Note 24)		(109,974)
Disposals	(6,434)	(4,817)	(5,732)
Exchange differences	(386)	1,331	(631)
Property, plant and equipment, ending balance	232,583	234,252	340,187
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,947	2,824	2,941
Transfers		1	(9)
Disposals	(118)	(47)	(24)
Exchange differences	(47)	169	(84)
Property, plant and equipment, ending balance	2,782	2,947	2,824
Gross carrying amount [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	75,871	83,337	80,751
Additions	20	26	27
Change in rehabilitation provision	(476)	30	456
Transfers	1,073	4,106	2,606
Discontinued operations (Note 24)		(11,804)
Disposals	(414)	(377)	(240)
Exchange differences	(161)	553	(263)
Property, plant and equipment, ending balance	75,913	75,871	83,337
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	122,597	122,068	121,328
Transfer to right-of-use assets on initial application of IFRS 16			(1,745)
Additions	1,129	1,332	1,180
Transfers	2,397	5,521	3,176
Transfer to own property, plant and equipment	85	57	752
Discontinued operations (Note 24)		(4,887)
Disposals	(3,247)	(1,981)	(2,400)
Exchange differences	(144)	487	(223)
Property, plant and equipment, ending balance	122,817	122,597	122,068
Gross carrying amount [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	13,043	15,768	31,760
Transfer to right-of-use assets on initial application of IFRS 16			(14,557)
Additions	324	413	282
Transfers	155	117	262
Transfer to own property, plant and equipment	15	5	95
Discontinued operations (Note 24)		(2,379)
Disposals	(2,180)	(954)	(2,045)
Exchange differences	(22)	73	(29)
Property, plant and equipment, ending balance	11,335	13,043	15,768
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,084	1,163	1,172
Additions	32	41	33
Transfers	10	20	21
Discontinued operations (Note 24)		(153)
Disposals	(23)	(35)	(33)
Exchange differences	(11)	48	(30)
Property, plant and equipment, ending balance	1,092	1,084	1,163
Gross carrying amount [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	7,654	21,476	21,888
Additions	4,433	5,442	7,332
Transfers	(4,063)	(9,772)	(6,752)
Discontinued operations (Note 24)		(9,044)
Disposals	(452)	(449)	(990)
Exchange differences	(1)	1	(2)
Property, plant and equipment, ending balance	7,571	7,654	21,476
Gross carrying amount [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	11,056	17,627	16,908
Additions	11	9	38
Change in rehabilitation provision	(422)	170	707
Transfers	428	7	(26)
Discontinued operations (Note 24)		(5,783)
Disposals		(974)
Property, plant and equipment, ending balance	11,073	11,056	17,627
Gross carrying amount [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		75,924	75,202
Transfers			722
Discontinued operations (Note 24)		(75,924)
Property, plant and equipment, ending balance			75,924
Depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(152,907)	(160,923)	(162,071)
Transfer to right-of-use assets on initial application of IFRS 16			6,190
Depreciation charge	(8,603)	(9,758)	(10,961)
Transfers	0
Transfer to own property, plant and equipment	(84)	(29)	(732)
Discontinued operations (Note 24)		14,563
Disposals	5,600	4,227	4,490
(Impairment)/reversal of impairment	(1,328)	(173)	1,795
Exchange differences	248	(814)	366
Property, plant and equipment, ending balance	(157,074)	(152,907)	(160,923)
Depreciation, amortisation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(54)	(54)	(115)
Disposals	29		22
(Impairment)/reversal of impairment	(10)		36
Exchange differences			3
Property, plant and equipment, ending balance	(35)	(54)	(54)
Depreciation, amortisation and impairment [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(40,969)	(45,826)	(43,967)
Depreciation charge	(2,214)	(2,695)	(2,781)
Transfers	(40)	(399)	(19)
Discontinued operations (Note 24)		7,934
Disposals	300	302	193
(Impairment)/reversal of impairment	178	(25)	634
Exchange differences	82	(260)	114
Property, plant and equipment, ending balance	(42,663)	(40,969)	(45,826)
Depreciation, amortisation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(92,830)	(90,174)	(87,808)
Transfer to right-of-use assets on initial application of IFRS 16			1,102
Depreciation charge	(5,733)	(6,212)	(6,764)
Transfers	(39)	(537)	(103)
Transfer to own property, plant and equipment	(80)	(28)	(638)
Discontinued operations (Note 24)		2,744
Disposals	2,963	1,842	2,228
(Impairment)/reversal of impairment	(870)	(37)	1,617
Exchange differences	132	(428)	192
Property, plant and equipment, ending balance	(96,457)	(92,830)	(90,174)
Depreciation, amortisation and impairment [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(10,830)	(13,321)	(19,411)
Transfer to right-of-use assets on initial application of IFRS 16			5,088
Depreciation charge	(486)	(583)	(882)
Transfers		(30)	(43)
Transfer to own property, plant and equipment	(4)	(1)	(94)
Discontinued operations (Note 24)		2,240
Disposals	2,108	948	1,996
(Impairment)/reversal of impairment	(56)		(9)
Exchange differences	25	(83)	34
Property, plant and equipment, ending balance	(9,243)	(10,830)	(13,321)
Depreciation, amortisation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(899)	(884)	(885)
Depreciation charge	(48)	(51)	(53)
Transfers	(1)	(2)	1
Discontinued operations (Note 24)		78
Disposals	22	2	21
(Impairment)/reversal of impairment			9
Exchange differences	9	(42)	23
Property, plant and equipment, ending balance	(917)	(899)	(884)
Depreciation, amortisation and impairment [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,421)	(2,502)	(2,222)
Transfers	80	986	163
Disposals	178	200	30
(Impairment)/reversal of impairment	(582)	(105)	(473)
Property, plant and equipment, ending balance	(1,745)	(1,421)	(2,502)
Depreciation, amortisation and impairment [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(5,904)	(6,779)	(6,575)
Depreciation charge	(122)	(144)	(186)
Transfers		(18)	1
Discontinued operations (Note 24)		111
Disposals		933
(Impairment)/reversal of impairment	12	(6)	(19)
Exchange differences		(1)
Property, plant and equipment, ending balance	(6,014)	(5,904)	(6,779)
Depreciation, amortisation and impairment [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	₽ 0	(1,383)	(1,088)
Depreciation charge		(73)	(295)
Discontinued operations (Note 24)		1,456
Property, plant and equipment, ending balance		₽ 0	₽ (1,383)